Summary of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Intangible Assets [Line Items]
Trade names (indefinite life)	$ 115,400	$ 115,400
Cost, non-current	468,743	475,514
Accumulated amortization, non-current	(68,043)	(52,211)
Intangible assets less accumulated amortization of $68,043 – 2014 and $52,211 – 2013	400,700	423,303
Noncompete Agreements
Intangible Assets [Line Items]
Finite lived intangible asset, gross	3,277	5,496
Accumulated amortization, non-current	(1,963)	(2,969)
Carrying value, non-current	$ 1,314	$ 2,527
Weighted average life (in years)	4 years	3 years
Leasehold Interests
Intangible Assets [Line Items]
Finite lived intangible asset, gross	$ 370	$ 370
Accumulated amortization, non-current	(257)	(195)
Carrying value, non-current	$ 113	$ 175
Weighted average life (in years)	6 years	6 years
Trade Names
Intangible Assets [Line Items]
Finite lived intangible asset, gross	$ 28,334	$ 29,434
Accumulated amortization, non-current	(12,928)	(9,384)
Carrying value, non-current	$ 15,406	$ 20,050
Weighted average life (in years)	8 years	8 years
Customer Relationship Assets
Intangible Assets [Line Items]
Finite lived intangible asset, gross	$ 201,361	$ 204,240
Accumulated amortization, non-current	(52,895)	(39,663)
Carrying value, non-current	$ 148,466	$ 164,577
Weighted average life (in years)	14 years	14 years
Medicare Certifications Indefinite Life
Intangible Assets [Line Items]
Indefinite lived intangible assets	$ 91,244	$ 94,407
Certificates Of Need Indefinite Life
Intangible Assets [Line Items]
Indefinite lived intangible assets	$ 28,757	$ 26,167